Quarterly Holdings Report
for
Fidelity® International Growth Fund
July 31, 2026
IGF-NPRT3-0926
1.863103.118
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Erste Group Bank AG	977,300	127,122,610
BELGIUM - 1.8%
Financials - 1.8%
Banks - 1.8%
KBC Ancora	146,600	14,977,989
KBC Group NV	704,300	101,236,186

TOTAL BELGIUM		116,214,175
CANADA - 2.1%
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	333,400	29,614,415
Materials - 1.7%
Metals & Mining - 1.7%
Franco-Nevada Corp	503,680	107,156,631
TOTAL CANADA		136,771,046
FINLAND - 0.8%
Industrials - 0.8%
Machinery - 0.8%
Kone Oyj B Shares	887,804	51,290,936
FRANCE - 10.0%
Industrials - 8.6%
Aerospace & Defense - 6.5%
Airbus SE	937,000	219,968,916
Safran SA	477,800	187,766,487
		407,735,403
Electrical Equipment - 2.1%
Legrand SA	897,000	136,370,244
TOTAL INDUSTRIALS		544,105,647
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	460,930	90,807,144
TOTAL FRANCE		634,912,791
GERMANY - 2.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Rheinmetall AG	61,000	80,638,899
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	346,700	64,543,417
TOTAL GERMANY		145,182,316
ITALY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	582,926	23,352,267
JAPAN - 14.9%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	2,399,400	30,301,730
Financials - 0.2%
Banks - 0.2%
Chiba Bank Ltd/The	518,800	8,433,125
Hachijuni Nagano Bank Ltd	453,900	7,052,712
TOTAL FINANCIALS		15,485,837
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Hoya Corp	486,000	74,317,674
Industrials - 3.8%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	2,104,800	17,420,759
Machinery - 3.5%
Komatsu Ltd	1,599,200	69,389,705
Mitsubishi Heavy Industries Ltd	6,594,700	154,067,611
		223,457,316
TOTAL INDUSTRIALS		240,878,075
Information Technology - 9.2%
Electronic Equipment, Instruments & Components - 2.8%
Azbil Corp	6,054,012	62,689,414
Keyence Corp	228,748	114,737,029
		177,426,443
Semiconductors & Semiconductor Equipment - 6.4%
Advantest Corp	1,040,700	205,623,528
Disco Corp	316,300	113,056,503
Lasertec Corp	398,700	91,594,272
		410,274,303
TOTAL INFORMATION TECHNOLOGY		587,700,746
TOTAL JAPAN		948,684,062
NETHERLANDS - 10.5%
Consumer Staples - 0.3%
Food Products - 0.3%
Magnum Ice Cream Co NV/The (b)	1,106,400	20,663,588
Industrials - 0.2%
Machinery - 0.2%
Aalberts NV	232,600	11,415,558
Information Technology - 10.0%
Semiconductors & Semiconductor Equipment - 10.0%
ASML Holding NV	365,142	601,734,109
BE Semiconductor Industries NV	152,564	34,877,959
TOTAL INFORMATION TECHNOLOGY		636,612,068
TOTAL NETHERLANDS		668,691,214
NORWAY - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	551,200	17,226,636
SWEDEN - 10.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc (a)	232,269	28,608,572
Industrials - 8.9%
Building Products - 2.3%
Assa Abloy AB B Shares	3,982,910	147,789,001
Machinery - 5.6%
Atlas Copco AB A Shares	8,838,300	186,751,752
Epiroc AB A Shares	6,478,417	166,084,808
		352,836,560
Trading Companies & Distributors - 1.0%
AddTech AB B Shares	1,604,282	58,394,504
Bergman & Beving AB B Shares	150,400	4,327,739
		62,722,243
TOTAL INDUSTRIALS		563,347,804
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Lagercrantz Group AB B Shares	2,058,500	48,424,104
TOTAL SWEDEN		640,380,480
SWITZERLAND - 6.7%
Financials - 3.1%
Capital Markets - 3.1%
UBS Group AG	3,762,052	198,002,737
Industrials - 3.6%
Electrical Equipment - 2.7%
ABB Ltd	1,753,740	173,022,126
Machinery - 0.9%
Schindler Holding AG	14,240	4,359,453
Schindler Holding AG participation certificate	172,163	54,218,195
		58,577,648
TOTAL INDUSTRIALS		231,599,774
TOTAL SWITZERLAND		429,602,511
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd	4,309,000	318,864,368
UNITED KINGDOM - 12.6%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.1%
Compass Group PLC	4,117,900	130,578,609
Leisure Products - 0.7%
Games Workshop Group PLC	182,674	47,073,227
TOTAL CONSUMER DISCRETIONARY		177,651,836
Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC	632,626	107,703,171
Industrials - 8.1%
Aerospace & Defense - 7.4%
BAE Systems PLC	7,700,336	217,991,378
Rolls-Royce Holdings PLC	12,783,719	255,030,826
		473,022,204
Trading Companies & Distributors - 0.7%
Diploma PLC	138,884	13,701,643
Howden Joinery Group PLC	2,769,000	29,426,187
		43,127,830
TOTAL INDUSTRIALS		516,150,034
TOTAL UNITED KINGDOM		801,505,041
UNITED STATES - 17.9%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 2.1%
InterContinental Hotels Group PLC ADR	804,370	130,533,164
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
PriceSmart Inc (a)	204,298	39,615,425
Financials - 0.5%
Financial Services - 0.5%
Mastercard Inc Class A	32,600	18,683,060
Visa Inc Class A	51,260	18,767,824
TOTAL FINANCIALS		37,450,884
Industrials - 7.7%
Electrical Equipment - 7.7%
GE Vernova Inc	234,700	232,421,063
Schneider Electric SE	759,400	255,147,471
TOTAL INDUSTRIALS		487,568,534
Materials - 7.0%
Chemicals - 2.5%
Linde PLC	228,679	109,395,460
Sherwin-Williams Co/The	141,311	48,165,854
		157,561,314
Construction Materials - 4.5%
CRH PLC	1,616,966	153,627,940
Holcim AG	1,483,110	134,702,257
		288,330,197
TOTAL MATERIALS		445,891,511
TOTAL UNITED STATES		1,141,059,518
TOTAL COMMON STOCKS (Cost $4,643,530,652)		6,200,859,971

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (b)(c)(d)	63,819	21,090,265
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series H (c)(d)	17,200	10,130,972
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,123,878)		31,221,237

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	119,925,043	119,949,028
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	2,003,684	2,003,884
TOTAL MONEY MARKET FUNDS (Cost $121,950,247)			121,952,912

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,782,604,777)	6,354,034,120
NET OTHER ASSETS (LIABILITIES) - 0.2%	11,869,347
NET ASSETS - 100.0%	6,365,903,467

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,221,237 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $26,027,818.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series H	5/28/2026	10,130,963

Bytedance Ltd Series E1	11/18/2020	6,992,915

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	110,621,638	1,897,402,786	1,888,088,134	6,268,700	10,073	2,665	119,949,028	119,925,043
Fidelity Securities Lending Cash Central Fund	50,288,128	290,351,712	338,636,912	131,801	956	-	2,003,884	2,003,684
	160,909,766	2,187,754,498	2,226,725,046	6,400,501	11,029	2,665	121,952,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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